FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 8) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Derivative financial instruments	$ 173	$ 0
Financial liabilities
Derivative financial instruments	0	867
Level 1
Financial assets
Derivative financial instruments	0
Financial liabilities
Derivative financial instruments		0
Level 2
Financial assets
Derivative financial instruments	173
Financial liabilities
Derivative financial instruments		867
Level 3
Financial assets
Derivative financial instruments	$ 0
Financial liabilities
Derivative financial instruments		$ 0